Consolidated Statement of Changes in Shareholders Equity - ARS ($) $ in Thousands		Total	Issued capital [member]	Issued Capital in treasury [member]	Additional paid-in capital [member]	Adjustments to Shareholders' Equity [member]	Accumulated foreign currency translation difference in financial statements conversion [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Miscellaneous other reserves [member]	Unappropriated retained earnings [member]	Controlling interests [member]	Non-controlling interests [member]
Restated amount at the beginning at Dec. 31, 2018		$ 192,542,610	$ 640,715	$ 28,948	$ 12,428,461	$ 82,675,107	$ 1,010,230	$ (1,140,769)	$ 37,856,640	$ 94,904,018	$ (35,863,928)	$ 192,539,422	$ 3,188
Total comprehensive income for the fiscal year
Net Income for the fiscal year		42,573,550									42,573,192	42,573,192	358
Other comprehensive income for the fiscal year		309,053					175,332	133,741				309,073	(20)
Legal reserve									9,944,481		(9,944,481)
Cash dividends		(17,480,360)								(17,480,360)		(17,480,360)
Facultative reserve	[1]									39,777,943	(39,777,943)
Own shares in treasury at Dec. 31, 2019			(1,317)	1,317
Total comprehensive income for the fiscal year
Decrease of own shares in treasury				(30,265)		(77,310)				107,575
Normative Reserve at Dec. 31, 2019										10,987,097	(10,987,097)
Total comprehensive income for the fiscal year
Other Changes		4,037	15		1,320	3,349						4,684	(647)
Amount at end of the fiscal year at Dec. 31, 2019		217,948,890	639,413	$ 0	12,429,781	82,601,146	1,185,562	(1,007,028)	47,801,121	128,296,273	(54,000,257)	217,946,011	2,879
Total comprehensive income for the fiscal year
Net Income for the fiscal year		39,478,328									39,477,783	39,477,783	545
Other comprehensive income for the fiscal year		1,477,914					180,923	1,296,991				1,477,914
Legal reserve									16,768,125		(16,768,125)
Cash dividends	[2]	(30,158,801)								(30,158,801)		(30,158,801)
Normative Reserve at Dec. 31, 2020										66,280,398	(66,280,398)
Total comprehensive income for the fiscal year
Other Changes		(602)											(602)
Amount at end of the fiscal year at Dec. 31, 2020		228,745,729	639,413		12,429,781	82,601,146	1,366,485	289,963	64,569,246	164,417,870	(97,570,997)	228,742,907	2,822
Total comprehensive income for the fiscal year
Net Income for the fiscal year		22,873,284									22,872,537	22,872,537	747
Other comprehensive income for the fiscal year		1,224,534					(766,334)	1,990,868				1,224,534
Cash dividends		(12,839,897)								(12,839,897)		(12,839,897)
Normative Reserve at Dec. 31, 2021										(667)	667
Total comprehensive income for the fiscal year
Facultative reserve for future distribution earnings										(30,691,583)	30,691,583
Personal property tax on business corporation		(400,518)								(400,518)		(400,518)
Other Changes		34,313											34,313
Amount at end of the fiscal year at Dec. 31, 2021		$ 239,637,445	$ 639,413		$ 12,429,781	$ 82,601,146	$ 600,151	$ 2,280,831	$ 64,569,246	$ 120,485,205	$ (44,006,210)	$ 239,599,563	$ 37,882

[1]	Related to earnings reserved for future distribution of earnings.
[2]	Includes a supplementary cash dividend approved by the Shareholders’ Meeting dated on October 21, 2020. See also notes 42 and 51.